Shareholder Report	6 Months Ended
Oct. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	FundVantage Trust
Entity Central Index Key	0001388485
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2025
C000089997 [Member]
Shareholder Report [Line Items]
Fund Name	Polen Growth Fund
Class Name	Investor Class
Trading Symbol	POLRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Polen Growth Fund (the “Fund”) for the period of May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.polencapital.com/strategies/growth‑fund. You can also request this information by contacting us at 1‑888‑678‑6024.
Additional Information Phone Number	1‑888‑678‑6024
Additional Information Website	https://www.polencapital.com/strategies/growth‑fund
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Polen Growth Fund (Investor Class / POLRX)	$67	1.23%*
* Annualized

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	1.23%	[1]
Net Assets	$ 5,475,436,600
Holdings Count | Holding	29
Advisory Fees Paid, Amount	$ 24,460,159
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics (as of October 31, 2025)
The following table outlines key Fund statistics that you should pay attention to.
Fund net assets	$5,475,436,600
Total number of portfolio holdings	29
Total advisory fee paid	$24,460,159
Portfolio turnover rate as of the end of the reporting period	18%

Holdings [Text Block]
Portfolio Holdings Summary Table (as of October 31, 2025)
The following table presents a summary by sector of the portfolio holdings of the Fund, as a percentage of net assets:
Sector Allocation
Information Technology	38.4%
Health Care	15.4%
Financials	14.9%
Consumer Discretionary	12.8%
Communication Services	12.2%
Industrials	3.0%
Real Estate	1.5%
Short-Term Investment	0.5%
Other Assets in Excess of Liabilities	1.3%
TOTAL	100.0%

Material Fund Change [Text Block]	Material Fund Changes During the Period There were no material changes to the Fund.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with accountants.
C000089998 [Member]
Shareholder Report [Line Items]
Fund Name	Polen Growth Fund
Class Name	Institutional Class
Trading Symbol	POLIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Polen Growth Fund (the “Fund”) for the period of May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.polencapital.com/strategies/growth‑fund. You can also request this information by contacting us at 1‑888‑678‑6024.
Additional Information Phone Number	1‑888‑678‑6024
Additional Information Website	https://www.polencapital.com/strategies/growth‑fund
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Polen Growth Fund (Institutional Class / POLIX)	$53	0.98%*
* Annualized

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	0.98%	[2]
Net Assets	$ 5,475,436,600
Holdings Count | Holding	29
Advisory Fees Paid, Amount	$ 24,460,159
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics (as of October 31, 2025)
The following table outlines key Fund statistics that you should pay attention to.
Fund net assets	$5,475,436,600
Total number of portfolio holdings	29
Total advisory fee paid	$24,460,159
Portfolio turnover rate as of the end of the reporting period	18%

Holdings [Text Block]
Portfolio Holdings Summary Table (as of October 31, 2025)
The following table presents a summary by sector of the portfolio holdings of the Fund, as a percentage of net assets:
Sector Allocation
Information Technology	38.4%
Health Care	15.4%
Financials	14.9%
Consumer Discretionary	12.8%
Communication Services	12.2%
Industrials	3.0%
Real Estate	1.5%
Short-Term Investment	0.5%
Other Assets in Excess of Liabilities	1.3%
TOTAL	100.0%

Material Fund Change [Text Block]	Material Fund Changes During the Period There were no material changes to the Fund.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with accountants.
C000150375 [Member]
Shareholder Report [Line Items]
Fund Name	Polen Global Growth Fund
Class Name	Institutional Class
Trading Symbol	PGIIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Polen Global Growth Fund (the “Fund”) for the period of May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.polencapital.com/strategies/global‑growth‑fund. You can also request this information by contacting us at 1‑888‑678‑6024.
Additional Information Phone Number	1‑888‑678‑6024
Additional Information Website	https://www.polencapital.com/strategies/global‑growth‑fund
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Polen Global Growth Fund (Institutional Class / PGIIX)	$55	1.03%*
* Annualized

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	1.03%	[3]
Net Assets	$ 318,285,340
Holdings Count | Holding	32
Advisory Fees Paid, Amount	$ 1,497,890
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics (as of October 31, 2025)
The following table outlines key Fund statistics that you should pay attention to.
Fund net assets	$318,285,340
Total number of portfolio holdings	32
Total advisory fee paid	$1,497,890
Portfolio turnover rate as of the end of the reporting period	27%

Holdings [Text Block]
Portfolio Holdings Summary Table (as of October 31, 2025)
The following table presents a summary by sector of the portfolio holdings of the Fund, as a percentage of net assets:
Sector Allocation
Information Technology	31.3%
Financials	16.9%
Communication Services	13.0%
Consumer Discretionary	11.7%
Health Care	11.4%
Consumer, Non-cyclical	7.1%
Industrials	4.9%
Real Estate	2.2%
Short-Term Investment	1.3%
Other Assets in Excess of Liabilities	0.2%
TOTAL	100.0%

Material Fund Change [Text Block]	Material Fund Changes During the Period There were no material changes to the Fund.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with accountants.
C000150374 [Member]
Shareholder Report [Line Items]
Fund Name	Polen Global Growth Fund
Class Name	Investor Class
Trading Symbol	PGIRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Polen Global Growth Fund (the “Fund”) for the period of May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.polencapital.com/strategies/global‑growth‑fund. You can also request this information by contacting us at 1‑888‑678‑6024.
Additional Information Phone Number	1‑888‑678‑6024
Additional Information Website	https://www.polencapital.com/strategies/global‑growth‑fund
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Polen Global Growth Fund (Investor Class / PGIRX)	$69	1.28%*
* Annualized

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	1.28%	[4]
Net Assets	$ 318,285,340
Holdings Count | Holding	32
Advisory Fees Paid, Amount	$ 1,497,890
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics (as of October 31, 2025)
The following table outlines key Fund statistics that you should pay attention to.
Fund net assets	$318,285,340
Total number of portfolio holdings	32
Total advisory fee paid	$1,497,890
Portfolio turnover rate as of the end of the reporting period	27%

Holdings [Text Block]
Portfolio Holdings Summary Table (as of October 31, 2025)
The following table presents a summary by sector of the portfolio holdings of the Fund, as a percentage of net assets:
Sector Allocation
Information Technology	31.3%
Financials	16.9%
Communication Services	13.0%
Consumer Discretionary	11.7%
Health Care	11.4%
Consumer, Non-cyclical	7.1%
Industrials	4.9%
Real Estate	2.2%
Short-Term Investment	1.3%
Other Assets in Excess of Liabilities	0.2%
TOTAL	100.0%

Material Fund Change [Text Block]	Material Fund Changes During the Period There were no material changes to the Fund.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with accountants.
C000176396 [Member]
Shareholder Report [Line Items]
Fund Name	Polen International Growth Fund
Class Name	Investor Class
Trading Symbol	POIRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Polen International Growth Fund (the “Fund”) for the period of May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.polencapital.com/strategies/international‑growth‑fund. You can also request this information by contacting us at 1‑888‑678‑6024.
Additional Information Phone Number	1‑888‑678‑6024
Additional Information Website	https://www.polencapital.com/strategies/international‑growth‑fund
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Polen International Growth Fund (Investor Class / POIRX)	$68	1.35%*
* Annualized

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	1.35%	[5]
Net Assets	$ 123,586,242
Holdings Count | Holding	32
Advisory Fees Paid, Amount	$ 616,411
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics (as of October 31, 2025)
The following table outlines key Fund statistics that you should pay attention to.
Fund net assets	$123,586,242
Total number of portfolio holdings	32
Total advisory fee paid, net	$616,411
Portfolio turnover rate as of the end of the reporting period	26%

Holdings [Text Block]
Portfolio Holdings Summary Table (as of October 31, 2025)
The following table presents a summary by sector of the portfolio holdings of the Fund, as a percentage of net assets:
Sector Allocation
Information Technology	36.7%
Financials	15.3%
Communication Services	12.5%
Consumer Discretionary	11.7%
Health Care	8.7%
Industrials	7.9%
Consumer, Non-cyclical	5.8%
Short-Term Investment	3.2%
Liabilities in Excess of Other Assets	(1.8)%
TOTAL	100.0%

Material Fund Change [Text Block]	Material Fund Changes During the Period There were no material changes to the Fund.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with accountants.
C000176395 [Member]
Shareholder Report [Line Items]
Fund Name	Polen International Growth Fund
Class Name	Institutional Class
Trading Symbol	POIIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Polen International Growth Fund (the “Fund”) for the period of May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.polencapital.com/strategies/international‑growth‑fund. You can also request this information by contacting us at 1‑888‑678‑6024.
Additional Information Phone Number	1‑888‑678‑6024
Additional Information Website	https://www.polencapital.com/strategies/international‑growth‑fund
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Polen International Growth Fund (Institutional Class / POIIX)	$56	1.10%*
* Annualized

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	1.10%	[6]
Net Assets	$ 123,586,242
Holdings Count | Holding	32
Advisory Fees Paid, Amount	$ 616,411
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics (as of October 31, 2025)
The following table outlines key Fund statistics that you should pay attention to.
Fund net assets	$123,586,242
Total number of portfolio holdings	32
Total advisory fee paid, net	$616,411
Portfolio turnover rate as of the end of the reporting period	26%

Holdings [Text Block]
Portfolio Holdings Summary Table (as of October 31, 2025)
The following table presents a summary by sector of the portfolio holdings of the Fund, as a percentage of net assets:
Sector Allocation
Information Technology	36.7%
Financials	15.3%
Communication Services	12.5%
Consumer Discretionary	11.7%
Health Care	8.7%
Industrials	7.9%
Consumer, Non-cyclical	5.8%
Short-Term Investment	3.2%
Liabilities in Excess of Other Assets	(1.8)%
TOTAL	100.0%

Material Fund Change [Text Block]	Material Fund Changes During the Period There were no material changes to the Fund.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with accountants.
C000194993 [Member]
Shareholder Report [Line Items]
Fund Name	Polen U.S. Small Company Growth Fund
Class Name	Institutional Class
Trading Symbol	PBSIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Polen U.S. Small Company Growth Fund (the “Fund”) for the period of May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.polencapital.com/strategies/us‑small‑company‑growth‑fund. You can also request this information by contacting us at 1‑888‑678‑6024.
Additional Information Phone Number	1‑888‑678‑6024
Additional Information Website	https://www.polencapital.com/strategies/us‑small‑company‑growth‑fund
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Polen U.S. Small Company Growth Fund (Institutional Class / PBSIX)	$66	1.10%*
* Annualized

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	1.10%	[7]
Net Assets	$ 33,286,003
Holdings Count | Holding	82
Advisory Fees Paid, Amount	$ 45,927
Investment Company Portfolio Turnover	150.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics (as of October 31, 2025)
The following table outlines key Fund statistics that you should pay attention to.
Fund net assets	$33,286,003
Total number of portfolio holdings	82
Total advisory fee paid, net	$45,927
Portfolio turnover rate as of the end of the reporting period	150%

Holdings [Text Block]
Portfolio Holdings Summary Table (as of October 31, 2025)
The following table presents a summary by sector of the portfolio holdings of the Fund, as a percentage of net assets:
Sector Allocation
Industrials	45.8%
Health Care	21.8%
Information Technology	7.8%
Financials	6.9%
Consumer Discretionary	6.2%
Materials	4.9%
Real Estate	2.2%
Communication Services	1.4%
Consumer Staples	0.8%
Energy	0.5%
Short-Term Investment	2.1%
Liabilities in Excess of Other Assets	(0.4)%
TOTAL	100.0%

Material Fund Change [Text Block]	Material Fund Changes During the Period There were no material changes to the Fund.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with accountants.
C000194994 [Member]
Shareholder Report [Line Items]
Fund Name	Polen U.S. Small Company Growth Fund
Class Name	Investor Class
Trading Symbol	PBSRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Polen U.S. Small Company Growth Fund (the “Fund”) for the period of May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.polencapital.com/strategies/us‑small‑company‑growth‑fund. You can also request this information by contacting us at 1‑888‑678‑6024.
Additional Information Phone Number	1‑888‑678‑6024
Additional Information Website	https://www.polencapital.com/strategies/us‑small‑company‑growth‑fund
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Polen U.S. Small Company Growth Fund (Investor Class / PBSRX)	$81	1.35%*
* Annualized

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	1.35%	[8]
Net Assets	$ 33,286,003
Holdings Count | Holding	82
Advisory Fees Paid, Amount	$ 45,927
Investment Company Portfolio Turnover	150.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics (as of October 31, 2025)
The following table outlines key Fund statistics that you should pay attention to.
Fund net assets	$33,286,003
Total number of portfolio holdings	82
Total advisory fee paid, net	$45,927
Portfolio turnover rate as of the end of the reporting period	150%

Holdings [Text Block]
Portfolio Holdings Summary Table (as of October 31, 2025)
The following table presents a summary by sector of the portfolio holdings of the Fund, as a percentage of net assets:
Sector Allocation
Industrials	45.8%
Health Care	21.8%
Information Technology	7.8%
Financials	6.9%
Consumer Discretionary	6.2%
Materials	4.9%
Real Estate	2.2%
Communication Services	1.4%
Consumer Staples	0.8%
Energy	0.5%
Short-Term Investment	2.1%
Liabilities in Excess of Other Assets	(0.4)%
TOTAL	100.0%

Material Fund Change [Text Block]	Material Fund Changes During the Period There were no material changes to the Fund.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with accountants.
C000227429 [Member]
Shareholder Report [Line Items]
Fund Name	Polen U.S. Small Company Growth Fund
Class Name	Class Y
Trading Symbol	PBSYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Polen U.S. Small Company Growth Fund (the “Fund”) for the period of May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.polencapital.com/strategies/us‑small‑company‑growth‑fund. You can also request this information by contacting us at 1‑888‑678‑6024.
Additional Information Phone Number	1‑888‑678‑6024
Additional Information Website	https://www.polencapital.com/strategies/us‑small‑company‑growth‑fund
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Polen U.S. Small Company Growth Fund (Class Y / PBSYX)	$60	1.00%*
* Annualized

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	1.00%	[9]
Net Assets	$ 33,286,003
Holdings Count | Holding	82
Advisory Fees Paid, Amount	$ 45,927
Investment Company Portfolio Turnover	150.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics (as of October 31, 2025)
The following table outlines key Fund statistics that you should pay attention to.
Fund net assets	$33,286,003
Total number of portfolio holdings	82
Total advisory fee paid, net	$45,927
Portfolio turnover rate as of the end of the reporting period	150%

Holdings [Text Block]
Portfolio Holdings Summary Table (as of October 31, 2025)
The following table presents a summary by sector of the portfolio holdings of the Fund, as a percentage of net assets:
Sector Allocation
Industrials	45.8%
Health Care	21.8%
Information Technology	7.8%
Financials	6.9%
Consumer Discretionary	6.2%
Materials	4.9%
Real Estate	2.2%
Communication Services	1.4%
Consumer Staples	0.8%
Energy	0.5%
Short-Term Investment	2.1%
Liabilities in Excess of Other Assets	(0.4)%
TOTAL	100.0%

Material Fund Change [Text Block]	Material Fund Changes During the Period There were no material changes to the Fund.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with accountants.
C000217916 [Member]
Shareholder Report [Line Items]
Fund Name	Polen Emerging Markets Growth Fund
Class Name	Institutional Class
Trading Symbol	PGEIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Polen Emerging Markets Growth Fund (the “Fund”) for the period of May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.polencapital.com/strategies/emerging‑markets‑growth‑fund. You can also request this information by contacting us at 1‑888‑678‑6024.
Additional Information Phone Number	1‑888‑678‑6024
Additional Information Website	https://www.polencapital.com/strategies/emerging‑markets‑growth‑fund
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Polen Emerging Markets Growth Fund (Institutional Class / PGEIX)	$69	1.25%*
* Annualized

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	1.25%	[10]
Net Assets	$ 6,943,273
Holdings Count | Holding	40
Advisory Fees Paid, Amount	$ 14,183
Investment Company Portfolio Turnover	40.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics (as of October 31, 2025)
The following table outlines key Fund statistics that you should pay attention to.
Fund net assets	$6,943,273
Total number of portfolio holdings	40
Total advisory fee paid, net	$14,183
Portfolio turnover rate as of the end of the reporting period	40%

Holdings [Text Block]
Portfolio Holdings Summary Table (as of October 31, 2025)
The following table presents a summary by sector of the portfolio holdings of the Fund, as a percentage of net assets:
Sector Allocation
Information Technology	34.7%
Consumer Discretionary	23.9%
Industrials	14.2%
Financials	10.4%
Communication Services	8.0%
Consumer Staples	5.2%
Health Care	4.2%
Short-Term Investment	1.6%
Liabilities in Excess of Other Assets	(2.2)%
TOTAL	100.0%

Material Fund Change [Text Block]	Material Fund Changes During the Period There were no material changes to the Fund.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with accountants.
C000243194 [Member]
Shareholder Report [Line Items]
Fund Name	Polen Opportunistic High Yield Fund
Class Name	Institutional Class
Trading Symbol	DDJCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Polen Opportunistic High Yield Fund (the “Fund”) for the period of May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.polencapital.com/strategies/us‑opportunistic‑high‑yield‑fund. You can also request this information by contacting us at 1‑888‑678‑6024.
Additional Information Phone Number	1‑888‑678‑6024
Additional Information Website	https://www.polencapital.com/strategies/us‑opportunistic‑high‑yield‑fund
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Polen Opportunistic High Yield Fund (Institutional Class / DDJCX)	$46	0.89%*
* Annualized

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.89%	[11]
Net Assets	$ 307,405,651
Holdings Count | Holding	109
Advisory Fees Paid, Amount	$ 1,054,885
Investment Company Portfolio Turnover	40.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics (as of October 31, 2025)
The following table outlines key Fund statistics that you should pay attention to.
Fund net assets	$307,405,651
Total number of portfolio holdings	109
Total advisory fee paid, net	$1,054,885
Portfolio turnover rate as of the end of the reporting period	40%

Holdings [Text Block]
Portfolio Holdings Summary Table (as of October 31, 2025)
The following table presents a summary by sector of the portfolio holdings of the Fund, as a percentage of net assets:
Sector Allocation
Consumer, Non-cyclical	21.1%
Industrials	16.7%
Consumer, Cyclical	15.6%
Materials	14.1%
Communication Services	8.8%
Financials	7.8%
Information Technology	7.2%
Energy	2.8%
Consumer Discretionary	1.4%
Health Care	1.1%
Asset Backed Securities	0.9%
Warrants	0.0%
Other Assets in Excess of Liabilities	2.5%
TOTAL	100.0%

Material Fund Change [Text Block]	Material Fund Changes During the Period There were no material changes to the Fund.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with accountants.
C000243192 [Member]
Shareholder Report [Line Items]
Fund Name	Polen Opportunistic High Yield Fund
Class Name	Investor Class
Trading Symbol	DDJRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Polen Opportunistic High Yield Fund (the “Fund”) for the period of May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.polencapital.com/strategies/us‑opportunistic‑high‑yield‑fund. You can also request this information by contacting us at 1‑888‑678‑6024.
Additional Information Phone Number	1‑888‑678‑6024
Additional Information Website	https://www.polencapital.com/strategies/us‑opportunistic‑high‑yield‑fund
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Polen Opportunistic High Yield Fund (Investor Class / DDJRX)	$59	1.14%*
* Annualized

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	1.14%	[12]
Net Assets	$ 307,405,651
Holdings Count | Holding	109
Advisory Fees Paid, Amount	$ 1,054,885
Investment Company Portfolio Turnover	40.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics (as of October 31, 2025)
The following table outlines key Fund statistics that you should pay attention to.
Fund net assets	$307,405,651
Total number of portfolio holdings	109
Total advisory fee paid, net	$1,054,885
Portfolio turnover rate as of the end of the reporting period	40%

Holdings [Text Block]
Portfolio Holdings Summary Table (as of October 31, 2025)
The following table presents a summary by sector of the portfolio holdings of the Fund, as a percentage of net assets:
Sector Allocation
Consumer, Non-cyclical	21.1%
Industrials	16.7%
Consumer, Cyclical	15.6%
Materials	14.1%
Communication Services	8.8%
Financials	7.8%
Information Technology	7.2%
Energy	2.8%
Consumer Discretionary	1.4%
Health Care	1.1%
Asset Backed Securities	0.9%
Warrants	0.0%
Other Assets in Excess of Liabilities	2.5%
TOTAL	100.0%

Material Fund Change [Text Block]	Material Fund Changes During the Period There were no material changes to the Fund.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with accountants.
C000243193 [Member]
Shareholder Report [Line Items]
Fund Name	Polen Opportunistic High Yield Fund
Class Name	Class Y
Trading Symbol	DDJIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Polen Opportunistic High Yield Fund (the “Fund”) for the period of May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.polencapital.com/strategies/us‑opportunistic‑high‑yield‑fund. You can also request this information by contacting us at 1‑888‑678‑6024.
Additional Information Phone Number	1‑888‑678‑6024
Additional Information Website	https://www.polencapital.com/strategies/us‑opportunistic‑high‑yield‑fund
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Polen Opportunistic High Yield Fund (Class Y / DDJIX)	$41	0.79%*
* Annualized

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.79%	[13]
Net Assets	$ 307,405,651
Holdings Count | Holding	109
Advisory Fees Paid, Amount	$ 1,054,885
Investment Company Portfolio Turnover	40.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics (as of October 31, 2025)
The following table outlines key Fund statistics that you should pay attention to.
Fund net assets	$307,405,651
Total number of portfolio holdings	109
Total advisory fee paid, net	$1,054,885
Portfolio turnover rate as of the end of the reporting period	40%

Holdings [Text Block]
Portfolio Holdings Summary Table (as of October 31, 2025)
The following table presents a summary by sector of the portfolio holdings of the Fund, as a percentage of net assets:
Sector Allocation
Consumer, Non-cyclical	21.1%
Industrials	16.7%
Consumer, Cyclical	15.6%
Materials	14.1%
Communication Services	8.8%
Financials	7.8%
Information Technology	7.2%
Energy	2.8%
Consumer Discretionary	1.4%
Health Care	1.1%
Asset Backed Securities	0.9%
Warrants	0.0%
Other Assets in Excess of Liabilities	2.5%
TOTAL	100.0%

Material Fund Change [Text Block]	Material Fund Changes During the Period There were no material changes to the Fund.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with accountants.

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